iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  —  1 .5%
Century Aluminum Co.
(a) (b)
.................... 1,554,931 $ 18,876,862
Kaiser Aluminum Corp. ...................... 217,178 15,460,902
34,337,764
a
Automotive Parts & Equipment  —  0 .7%
XPEL, Inc.
(a) (b)
............................ 278,103 14,975,847
a
Building Products  —  7 .2%
Advanced Drainage Systems, Inc.
(b)
............. 103,972 14,622,622
Apogee Enterprises, Inc. ..................... 281,282 15,023,272
Armstrong World Industries, Inc. ................ 150,457 14,792,932
AZEK Co., Inc. (The) , Class A
(a)
................ 369,888 14,148,216
Builders FirstSource, Inc.
(a)
................... 93,664 15,636,268
Carlisle Companies, Inc. ..................... 45,586 14,242,434
Gibraltar Industries, Inc.
(a)
.................... 187,471 14,806,460
Insteel Industries, Inc. ....................... 398,762 15,268,597
Owens Corning ........................... 93,831 13,908,569
Simpson Manufacturing Co., Inc. ............... 75,631 14,973,425
Trex Co., Inc.
(a) (b)
.......................... 181,018 14,986,480
162,409,275
a
Commodity Chemicals  —  2 .4%
AdvanSix, Inc. ............................ 488,979 14,649,811
Hawkins, Inc. ............................ 208,431 14,677,711
LyondellBasell Industries NV , Class A ............ 136,602 12,988,118
Westlake Corp.
(b)
.......................... 98,403 13,772,484
56,088,124
a
Construction & Engineering  —  11 .9%
AECOM ................................ 145,703 13,467,328
API Group Corp.
(a)
......................... 420,019 14,532,657
Argan, Inc. .............................. 277,574 12,987,688
Comfort Systems USA, Inc.
(b)
.................. 66,354 13,647,027
Construction Partners, Inc. , Class A
(a) (b)
........... 315,041 13,710,584
EMCOR Group, Inc. ........................ 60,870 13,113,224
Fluor Corp.
(a)
............................. 334,507 13,102,639
Granite Construction, Inc. .................... 278,279 14,153,270
Great Lakes Dredge & Dock Corp.
(a)
............. 1,885,245 14,478,682
MasTec, Inc.
(a)
............................ 206,686 15,650,264
MDU Resources Group, Inc. .................. 675,606 13,376,999
MYR Group, Inc.
(a)
......................... 102,043 14,758,479
Northwest Pipe Co.
(a)
....................... 475,953 14,402,338
Primoris Services Corp. ..................... 418,007 13,882,013
Quanta Services, Inc.
(b)
...................... 68,466 14,774,963
Stantec, Inc.
(b)
............................ 172,797 13,856,591
Sterling Infrastructure, Inc.
(a) (b)
................. 201,141 17,686,328
Tutor Perini Corp.
(a)
........................ 1,536,618 13,983,224
Valmont Industries, Inc. ...................... 58,318 13,617,836
269,182,134
a
Construction Machinery & Heavy Transportation Equipment  —  2 .6%
Astec Industries, Inc. ....................... 405,525 15,085,530
Greenbrier Companies, Inc. (The) ............... 333,658 14,741,010
Terex Corp. .............................. 253,219 14,549,964
Trinity Industries, Inc. ....................... 509,210 13,539,894
57,916,398
a
Construction Materials  —  1 .8%
Martin Marietta Materials, Inc. ................. 27,916 13,927,571
Summit Materials, Inc. , Class A
(a) (b)
.............. 366,971 14,113,705
Vulcan Materials Co. ....................... 60,503 13,734,786
41,776,062
a
Security Shares Value
a
Copper  —  0 .6%
Taseko Mines, Ltd.
(a) (b)
....................... 10,246,882 $ 14,345,635
a
Distributors  —  0 .6%
Pool Corp. .............................. 36,474 14,542,549
a
Diversified Chemicals  —  0 .6%
LSB Industries, Inc.
(a) (b)
...................... 1,441,530 13,420,644
a
Diversified Metals & Mining  —  0 .6%
Compass Minerals International, Inc. ............. 515,240 13,045,877
a
Electric Utilities  —  17 .8%
ALLETE, Inc. ............................ 272,652 16,675,396
Alliant Energy Corp. ........................ 296,803 15,225,994
American Electric Power Co., Inc. ............... 189,821 15,417,262
Avangrid, Inc. ............................ 477,420 15,473,182
Constellation Energy Corp. ................... 127,477 14,900,786
Duke Energy Corp. ........................ 164,968 16,008,495
Edison International ........................ 226,469 16,190,269
Entergy Corp. ............................ 149,781 15,156,339
Evergy, Inc. .............................. 295,249 15,411,998
Eversource Energy ........................ 251,432 15,518,383
Exelon Corp. ............................. 391,951 14,071,041
FirstEnergy Corp. ......................... 409,059 14,996,103
Fortis, Inc. .............................. 376,039 15,466,484
Hawaiian Electric Industries, Inc. ............... 1,183,756 16,797,498
IDACORP, Inc. ........................... 155,182 15,257,494
MGE Energy, Inc. .......................... 205,960 14,892,968
NextEra Energy, Inc. ....................... 258,282 15,688,049
NRG Energy, Inc. .......................... 315,948 16,334,512
OGE Energy Corp. ......................... 430,611 15,041,242
PG&E Corp. ............................. 875,773 15,790,187
Pinnacle West Capital Corp. .................. 203,548 14,622,888
PNM Resources, Inc. ....................... 361,716 15,047,386
Portland General Electric Co. .................. 364,128 15,781,307
PPL Corp. .............................. 577,127 15,640,142
Southern Co. (The) ........................ 213,680 14,983,241
Xcel Energy, Inc. .......................... 248,775 15,401,660
401,790,306
a
Electrical Components & Equipment  —  0 .6%
SunPower Corp.
(a)
......................... 2,706,615 13,072,950
a
Environmental & Facilities Services  —  1 .4%
Enviri Corp.
(a) (b)
........................... 2,041,248 18,371,232
Tetra Tech, Inc. ........................... 80,274 13,400,139
31,771,371
a
Forest Products  —  1 .3%
Louisiana-Pacific Corp. ...................... 206,719 14,641,907
West Fraser Timber Co., Ltd. .................. 173,383 14,838,117
29,480,024
a
Gas Utilities  —  4 .8%
Atmos Energy Corp. ........................ 134,229 15,557,141
Chesapeake Utilities Corp. ................... 154,180 16,286,034
New Jersey Resources Corp. .................. 355,403 15,843,866
Northwest Natural Holding Co. ................. 409,712 15,954,185
ONE Gas, Inc. ............................ 255,810 16,300,213
Southwest Gas Holdings, Inc. ................. 216,311 13,703,302
Spire, Inc. ............................... 246,971 15,396,172
109,040,913
a
Household Appliances  —  0 .7%
Worthington Enterprises, Inc. .................. 286,349 16,479,385
a

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Independent Power Producers & Energy Traders  —  0 .7%
Vistra Corp. ............................. 421,229 $ 16,225,741
a
Industrial Machinery & Supplies & Components  —  1 .8%
Luxfer Holdings PLC
(c)
...................... 1,513,441 13,530,163
Mueller Industries, Inc. ...................... 308,928 14,565,955
Omega Flex, Inc. .......................... 179,126 12,630,174
40,726,292
a
Multi-Utilities  —  10 .1%
Algonquin Power & Utilities Corp.
(b)
.............. 2,418,084 15,282,291
Ameren Corp. ............................ 193,520 13,999,237
Avista Corp. ............................. 434,261 15,520,488
Black Hills Corp. .......................... 285,864 15,422,363
CenterPoint Energy, Inc. ..................... 530,822 15,165,584
CMS Energy Corp. ......................... 261,687 15,196,164
Consolidated Edison, Inc. .................... 166,690 15,163,789
Dominion Energy, Inc. ....................... 327,454 15,390,338
DTE Energy Co. .......................... 141,284 15,577,974
NiSource, Inc. ............................ 583,290 15,486,349
Northwestern Energy Group, Inc. ............... 297,204 15,124,712
Public Service Enterprise Group, Inc. ............ 240,968 14,735,193
Sempra ................................ 208,779 15,602,055
Unitil Corp. .............................. 309,732 16,282,611
WEC Energy Group, Inc. ..................... 179,857 15,138,564
229,087,712
a
Oil & Gas Equipment & Services  —  0 .6%
U.S. Silica Holdings, Inc.
(a)
.................... 1,148,407 12,988,483
a
Oil & Gas Storage & Transportation  —  7 .1%
Antero Midstream Corp. ..................... 1,142,174 14,311,440
DT Midstream, Inc. ......................... 265,915 14,572,142
Enbridge, Inc. ............................ 434,402 15,647,160
EnLink Midstream LLC ...................... 1,097,078 13,340,468
Equitrans Midstream Corp. ................... 1,465,223 14,915,970
Kinder Morgan, Inc. , Class P .................. 860,973 15,187,564
Kinetik Holdings, Inc. , Class A ................. 419,499 14,011,267
New Fortress Energy, Inc. , Class A
(b)
............. 384,847 14,520,277
ONEOK, Inc. ............................. 218,721 15,358,589
TC Energy Corp. .......................... 403,867 15,787,161
Williams Companies, Inc. (The) ................ 409,930 14,277,862
161,929,900
a
Rail Transportation  —  2 .1%
CSX Corp. .............................. 457,557 15,863,501
Norfolk Southern Corp. ...................... 67,481 15,951,159
Union Pacific Corp. ........................ 66,054 16,224,184
48,038,844
a
Research & Consulting Services  —  1 .2%
Jacobs Solutions, Inc. ....................... 100,698 13,070,600
NV5 Global, Inc.
(a) (b)
........................ 130,589 14,511,050
27,581,650
a
Specialty Chemicals  —  1 .9%
Eastman Chemical Co. ...................... 152,658 13,711,742
Ecovyst, Inc.
(a) (b)
........................... 1,327,152 12,966,275
Ingevity Corp.
(a) (b)
.......................... 320,382 15,128,438
41,806,455
a
Steel  —  8 .3%
Algoma Steel Group, Inc.
(a) (b)
.................. 1,511,692 15,162,271
ATI, Inc.
(a) (b)
.............................. 302,967 13,775,910
Carpenter Technology Corp. .................. 178,639 12,647,641
Cleveland-Cliffs, Inc.
(a) (b)
..................... 714,451 14,589,089
Commercial Metals Co. ...................... 281,282 14,075,351
Security Shares Value
a
Steel (continued)
Haynes International, Inc. .................... 264,408 $ 15,084,476
Nucor Corp. ............................. 76,555 13,323,632
Olympic Steel, Inc. ......................... 227,476 15,172,649
Reliance Steel & Aluminum Co. ................ 46,778 13,082,871
Ryerson Holding Corp. ...................... 417,733 14,486,981
Steel Dynamics, Inc. ........................ 108,944 12,866,286
TimkenSteel Corp.
(a) (b)
....................... 627,210 14,708,075
United States Steel Corp. .................... 359,986 17,513,319
186,488,551
a
Trading Companies & Distributors  —  3 .4%
Alta Equipment Group, Inc. ................... 1,265,364 15,652,553
BlueLinx Holdings, Inc.
(a) (b)
.................... 141,361 16,017,615
Boise Cascade Co.
(b)
....................... 116,075 15,015,462
H&E Equipment Services, Inc. ................. 278,819 14,587,810
United Rentals, Inc. ........................ 25,996 14,906,626
76,180,066
a
Water Utilities  —  5 .4%
American States Water Co. ................... 188,065 15,124,187
American Water Works Co., Inc. ................ 114,698 15,138,989
Artesian Resources Corp. , Class A , NVS .......... 357,483 14,817,670
California Water Service Group ................ 295,655 15,335,625
Essential Utilities, Inc. ....................... 424,155 15,842,189
Middlesex Water Co. ....................... 231,621 15,198,970
SJW Group .............................. 228,367 14,923,784
York Water Co. (The) ....................... 394,588 15,238,989
121,620,403
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,088,662,210 ) ............................... 2,256,349,355
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 70,592,010 70,634,365
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 3,425,575 3,425,575
a
Total Short-Term Securities — 3.3%
(Cost: $ 74,039,709 ) ................................. 74,059,940
Total Investments — 103.0%
(Cost: $ 2,162,701,919 ) ............................... 2,330,409,295
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (67,889,127)
Net Assets — 100.0% ................................. $ 2,262,520,168
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 53,900,144  $ 16,722,003
(a)
$ —  $ (1,277) $ 13,495  $ 70,634,365  70,592,010  $ 148,662
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 22,701,642  —  (19,276,067)
(a)
—  —  3,425,575  3,425,575  270,190  —
Luxfer Holdings
PLC
(c)
...... N/A 4,178,111  (273,951) (11,777) (4,623,325) 13,530,163  1,513,441  141,809  —
$ (13,054) $ (4,609,830)
$ 87,590,103
$ 560,661  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of the beginning of the period, the entity was not considered an affiliate.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 5 03/15/24 $ 443 $ (3,416)
E-Mini S&P MidCap 400 Index ............................................................ 14 03/15/24 3,933 68,121
E-Mini Utilities Select Sector Index ......................................................... 26 03/15/24 1,677 (5,602)
$ 59,103

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Infrastructure ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,256,349,355  $ —  $ —  $ 2,256,349,355
Short-Term Securities
Money Market Funds ...................................... 74,059,940  —  —  74,059,940
$ 2,330,409,295  $ —  $ —  $ 2,330,409,295
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 68,121  $ —  $ —  $ 68,121
Liabilities
Equity Contracts ........................................... (9,018) —  —  (9,018)
$ 59,103  $ —  $ —  $ 59,103
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)